Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (1,777)	$ (601)
Acquired in business combination		(1,890)
Recognised in profit or loss	4,587	378
Recognised directly in equity	(6,646)	0	$ 0
Effects of movement in foreign exchange rates	(28)	336
Ending balance	(3,864)	(1,777)	(601)
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(20,916)	(30,002)
Acquired in business combination		(1,890)
Recognised in profit or loss	1,917	9,110
Effects of movement in foreign exchange rates	(411)	1,866
Ending balance	(19,410)	(20,916)	(30,002)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	48
Recognised in profit or loss	(1)	51
Effects of movement in foreign exchange rates	1	(3)
Ending balance	48	48
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	282
Recognised directly in equity	(6,646)
Ending balance	(6,364)
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	119
Recognised in profit or loss	(48)	66
Effects of movement in foreign exchange rates	2	53
Ending balance	73	119
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	228	115
Recognised in profit or loss	(120)	241
Effects of movement in foreign exchange rates	3	(128)
Ending balance	111	228	115
Tax loss carry forwards [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	18,739	29,286
Recognised in profit or loss	2,555	(9,034)
Effects of movement in foreign exchange rates	376	(1,513)
Ending balance	21,670	18,739	$ 29,286
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	5
Recognised in profit or loss	2	(56)
Effects of movement in foreign exchange rates	1	61
Ending balance	$ 8	$ 5